Document And Entity Information	12 Months Ended
Dec. 31, 2015
Document Information [Line Items]
Entity Registrant Name	LabStyle Innovations Corp.
Entity Central Index Key	0001533998
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	true
Document Period End Date	Dec. 31, 2015
Amendment Description	To give effect to a 1 for 18 reverse split effected on February 26, 2016.